Financial instruments and financial risk management - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ (4,447,387)	$ (597,464)	$ 466,885
Percentage of volatility used was increased	10.00%
Derivative liability	$ 162,585	416,854
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 710,000	65,000
Change in market interest rates	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate	10.00%
Impact of net loss	$ 12,534,286	$ 815,105